Commitments and contingencies	12 Months Ended
Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Commitments and contingencies
Commitments and contingencies

Pledged assets
The book value of assets pledged under mortgages and overdraft facilities at December 31, 2015 was $2,738 million.

Newbuilding Commitments
As of December 31, 2015, we no longer had any contractual commitments under newbuilding contracts. The West Rigel semi-submersible rig was reclassified as an asset held for sale as at December 31, 2015 due to the arrangements made with the shipyard. Refer to Note 12 for more information

Leased Premises Commitments
The related operating lease commitments are summarized in the table below:

(In millions of U.S. dollars)	2016	2017	2018	2019	2020	2021 and thereafter
Leased premises	4.2	3.9	3.6	3.5	3.5	6.5

Guarantees
The Company has not issued any guarantees in favor of third parties. Refer to Note 21 – Related party transactions for disclosure of the guarantees provided by Seadrill on behalf of the Company.

Legal Proceedings
From time to time we are a party, as plaintiff or defendant, to lawsuits in various jurisdictions for demurrage, damages, off-hire and other claims and commercial disputes arising from the construction or operation of our drilling units, in the ordinary course of business or in connection with our acquisition or disposal activities. Other than as disclosed below, we believe that the resolution of such claims will not have a material impact individually or in the aggregate on our operations or financial condition. Our best estimate of the outcome of the various disputes has been reflected in our financial statements as of December 31, 2015.

In December 2014, a purported shareholder class action lawsuit, Fuchs et al. v. Seadrill Limited et al., No. 14-cv-9642 (LGS)(KNF), was filed in US Federal District Court in the Southern District of New York, alleging, among other things, that Seadrill and certain of its executives made materially false and misleading statements in connection with the payment of dividends. In January 2015, a second purported shareholder class action lawsuit, Heron v. Seadrill Limited et al., No. 15-cv-0429 (LGS)(KNF), was filed in the same court on similar grounds. In March 2015, a third purported shareholder class action lawsuit, Glow v. Seadrill Limited et al., No. 15-cv-1770 (LGS)(KNF), was filed in the same court on similar grounds. On March 24, 2015, the court consolidated these complaints into a single action. On June 23, 2015 the court appointed co-lead plaintiffs and co-lead counsel and ordered the co-lead plaintiffs to file a single consolidated amended by complaint by July 23, 2015.

The amended complaint was filed on July 23, 2015 including North Atlantic Drilling as a defendant. It alleges, among other things, that Seadrill Limited, North Atlantic Drilling and certain of our and its executives made materially false and misleading statements in connection with the payment of dividends, the failure to disclose the risks to the Rosneft transaction as a result of various enacted government sanctions and the inclusion in backlog of $4.1 billion attributable to the Rosneft transaction.

Defendants filed their Motion to Dismiss the Complaint on October 13, 2015. The plaintiffs, in turn, filed their Opposition to the Motion to Dismiss on November 12, 2015 and Defendants filed the Reply Brief on December 4, 2015. Although we intend to vigorously defend this action, we cannot predict the outcome of this case, nor can we estimate the amount of any possible loss. Accordingly, no loss contingency has been recognized within the Company's financial statements.

In addition, the Company has received voluntary requests for information from the U.S. Securities and Exchange Commission concerning, among other things, statements in connection with its payment of dividends, inclusion of contracts in the Company's backlog, and its contracts with Rosneft.

Other Matters
North Atlantic Drilling, and all other offshore contractors that are members of the Norwegian Shipowners’ Association, lost a Norwegian court case in July 2015 concerning the pension rights of night shift compensation for offshore workers. The case has been appealed to the Supreme Court of Norway by the members of the Norwegian Shipowners’ Association, and the hearings are expected to be held in June 2016. Due to the uncertainty of the appeal we cannot predict the outcome of this case, nor can we estimate the amount of any possible loss. Accordingly, no loss contingency has been recognized within the Company's financial statements as at December 31, 2015.

In February 2016 the Company was notified of customer claims that are potentially material to our financial statements. After an initial assessment including advice from external counsel, the Company fully refutes the validity of these claims and will take appropriate actions related to our position. The client has withheld amounts from invoice payments due in the first quarter of 2016, which total $36.2 million. No provision has been recognized in relation to these claims.